Average Annual Total Returns - Class A Class C Class Y - Victory High Income Municipal Bond Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions 10 Years	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes.) 10 Years	Bloomberg Barclays High Yield Municipal Bond Index (returns reflect no deduction for fees, expenses, or taxes.) 1 Year	Bloomberg Barclays High Yield Municipal Bond Index (returns reflect no deduction for fees, expenses, or taxes.) 5 Years	Bloomberg Barclays High Yield Municipal Bond Index (returns reflect no deduction for fees, expenses, or taxes.) 10 Years
Total	3.12%	3.79%	5.04%	2.85%	3.70%	5.00%	3.41%	3.80%	4.88%	3.72%	3.47%	4.49%	5.76%	4.51%	5.52%	5.21%	3.91%	4.63%	4.89%	6.56%	6.86%